ACQUISITIONS AND DIVESTITURES - SUBSEQUENT EVENT (Details) $ in Thousands	Mar. 19, 2024 USD ($)
Acquisition of porportional interest
Disclosure of non-adjusting events after reporting period [line items]
Payments to acquire interests in acquiree	$ 410,000